Note 13 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
13
— Commitments and Contingencies

License Agreement

On
August 7, 2018 (
the “Effective Date”), the Company entered into the SD License Agreement, pursuant to which the Company granted the Licensee the exclusive, worldwide right to localize, publish, distribute and operate the Company’s mobile game titled Solitaire Dash – Card Game (“
Solitaire Dash
”).

As consideration for the grant of rights to the Licensee under the SD License Agreement, the Licensee agreed to make upfront payments to the Company in the aggregate of
$500,000
payable in installments (the “Upfront Payments”). The Company received
$200,000
in Upfront Payments in the
nine
months ended
September 30, 2019
and
$300,000
in Upfront Payments in
September 2018.
In addition, for sales of
Solitaire Dash
, the SD License Agreement provides an ongoing net revenue share formula which would allow the Company to receive certain percentages of the revenues received by the Licensee based on certain revenue targets in addition to the Upfront Payments.  As part of a separate agreement, the Company agreed to pay the third
-party who introduced the Company and the licensee
6.5%
of all payments received by the Company under the SD License Agreement. In connection with the SD License Agreement, the Company has recognized cumulative revenue of
$248,441
as of
September 30, 2019.
The remaining balance of deferred revenue, in connection with the SD License Agreement, as of
September 30, 2019
and
December 31, 2018
amounts to
$251,559
and
$317,187,
respectively.

The SD License Agreement provides for a term of
four
years from the Effective Date and will automatically renew for subsequent one
-year periods unless the Licensee notifies the Company of its intent to terminate within
90
days before the end of the
fourth
year or any subsequent renewal period. During the term of the contract, the Company is responsible to maintain and develop updates of
Solitaire Dash
and provide such versions to the Licensee. Either party
may
also unilaterally terminate the SD License Agreement under certain circumstances.

Minimum Developer Commitments

Future developer commitments as of
September 30, 2019
were
$314,863.
These developer commitments reflect the Company’s estimated minimum cash obligations to external software developers (“third-party developers”) to design and develop its software applications but do not
necessarily represent the periods in which they will be expensed. The Company advances funds to these third
-party developers, in installments, payable upon the completion of specified development milestones.

At
September 30, 2019,
future unpaid developer commitments were as follows:

Future
Minimum
Developer
Year Ending December 31,	Commitments
2019	$104,954
2020	209,909
$314,863

The amounts represented in the table above reflect the Company’s minimum cash obligations for the respective calendar years, but do not
necessarily represent the periods in which they will be expensed in the Company’s consolidated financial statements.

Note
12
— Commitments and Contingencies

Leases

In
August 2016,
the Company entered into a lease for office space which expires in
November 2021.
Future minimum lease payments under this lease are as follows:

Year ended December 31,
2019	$59,469
2020	61,253
2021	63,090
Total	183,812

For the year ended
December 31, 2018
and
2017
rent expense totaled
$58,000
and
$56,398,
respectively.

License Agreement

On
August 7, 2018 (
“Effective Date”), the Company entered into a License Agreement (the “Solitaire Dash License Agreement”), pursuant to which the Company granted Licensee the exclusive, worldwide right to localize, publish, distribute and operate the Company’s mobile game titled Solitaire Dash – Card Game (“Solitaire Dash”).

As consideration for the grant of rights to Licensee under the Solitaire Dash License Agreement, Licensee agreed to make upfront payments to the Company in the aggregate of
$500,000
payable in installments (the “Upfront Payments”). As of
December 31, 2018,
the Company has received
$300,000
in upfront payments. In addition, for sales of Solitaire Dash, the Solitaire Dash License Agreement provides an ongoing net revenue share formula which would allow the Company to receive certain percentages of the revenues received by the Licensee based on certain revenue targets in addition to the Upfront Payments.  As part of a separate agreement, the Company agreed to pay the third
-party who introduced the Company and Licensee
6.5%
of all payments received by the Company under the Solitaire Dash License Agreement. In accordance with the agreement, the Company has recognized
$182,815
in revenue in the period ending
December 31, 2018
and deferred revenue of
$117,187
as of
December 31, 2018.

The Solitaire Dash License Agreement is for a term of
four
years from the Effective Date and will automatically renew for subsequent one
year periods unless Licensee notifies the Company of its intent to terminate within
90
days before the end of the
fourth
year or any subsequent renewal period. During the term on the contract, the Company is responsible to maintain and develop updates of Solitaire Dash and provide such versions to the Licensee. Either party may
also unilaterally terminate the Solitaire Dash License Agreement under certain circumstances.

Minimum Developer Commitments

Future developer commitments as of
December 31, 2018,
were
$629,727.
These developer commitments reflect the Company’s estimated minimum cash obligations to external software developers (“third-party developers”) to design and develop its software applications but do not
necessarily represent the periods in which they will be expensed. The Company advances funds to these third
-party developers, in installments, payable upon the completion of specified development milestones.

At
December 31, 2018,
future unpaid developer commitments were as follows:

Future
Minimum
Developer
Year Ending December 31,	Commitments
2019	$419,818
2020	209,909
$629,727

The amounts represented in the table above reflect the Company’s minimum cash obligations for the respective calendar years, but do not
necessarily represent the periods in which they will be expensed in the Company’s consolidated financial statements.